Trade Receivables	12 Months Ended
Mar. 31, 2018
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Trade Receivables

(6) Trade Receivables

Trade receivables are classified as financial assets measured at amortized cost.

Trade receivables as of March 31, 2017 and 2018 consist of the following:

	Yen (millions)
	2017	2018
Trade accounts and notes receivable	¥675,032	¥688,102
Other	103,504	126,750
Allowance for doubtful accounts	(14,510)	(14,389)

Total	¥764,026	¥800,463

The changes in the allowance for doubtful trade receivables for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen (millions)
	2016	2017	2018
Balance at beginning of year	¥5,367	¥15,888	¥14,510

Provision	¥11,786	¥5,046	¥858
Charge-offs	(593)	(6,389)	(706)
Exchange differences on translating foreign operations	(672)	(35)	(273)

Balance at end of year	¥15,888	¥14,510	¥14,389